Schedule of investments

Delaware Total Return Fund June 30, 2020 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 52.31%
Communication Services - 5.37%
AT&T	237,800	$7,188,694
Comcast Class A	184,867	7,206,116
KDDI	24,500	731,010
Orange	45,590	545,164
Publicis Groupe	19,140	621,763
Verizon Communications	132,800	7,321,264
Walt Disney	67,313	7,506,073
		31,120,084
Consumer Discretionary - 3.07%
adidas AG †	1,990	524,667
Dollar Tree †	84,600	7,840,728
Hennes & Mauritz Class B	12,050	175,885
Lowe’s	60,700	8,201,784
Next	3,840	232,493
Sodexo	6,710	454,991
Swatch Group	1,900	381,352
		17,811,900
Consumer Staples - 5.00%
Archer-Daniels-Midland	191,453	7,638,975
Asahi Group Holdings	11,000	386,345
Conagra Brands	221,200	7,779,604
Danone †	14,050	975,255
Diageo	18,080	600,931
Kao	3,800	301,560
Kerry Group Class A	2,040	253,424
Kirin Holdings	10,300	217,122
Koninklijke Ahold Delhaize	42,710	1,164,021
Lawson	7,000	352,104
Mondelez International Class A	147,200	7,526,336
Nestle	9,380	1,039,966
Seven & i Holdings	23,600	772,039
		29,007,682
Energy - 1.30%
ConocoPhillips	179,668	7,549,649
		7,549,649
Financials - 7.58%
Allstate	73,700	7,148,163
American International Group	238,800	7,445,784
Bank of New York Mellon	199,700	7,718,405
Marsh & McLennan	73,800	7,923,906
Sc Hixson Pp =	7,200,000	6,840,000

NQ-QPV [6/20] 8/20 (1294164) 1

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Number of Shares	Value (US $)
Common Stock (continued)
Financials (continued)
Truist Financial	183,100	$6,875,405
		43,951,663
Healthcare - 10.04%
Abbott Laboratories	76,700	7,012,681
Brookdale Senior Living †	1,487,923	4,389,373
Cardinal Health	138,700	7,238,753
Cigna	38,100	7,149,465
CVS Health	122,800	7,978,316
Fresenius Medical Care AG & Co. †	12,000	1,032,359
Johnson & Johnson	49,200	6,918,996
Merck & Co.	95,700	7,400,481
Novo Nordisk Class B	18,750	1,221,520
Pfizer	203,300	6,647,910
Roche Holding	3,390	1,174,464
		58,164,318
Industrials - 3.84%
Caterpillar	60,606	7,666,659
G4S	296,660	419,686
Makita	13,500	490,920
Northrop Grumman	20,900	6,425,496
Raytheon Technologies	104,832	6,459,748
Secom	2,800	245,680
Securitas Class B †	40,730	550,760
		22,258,949
Information Technology - 6.62%
Broadcom	25,200	7,953,372
Cisco Systems	175,500	8,185,320
Cognizant Technology Solutions Class A	130,945	7,440,295
Intel	121,600	7,275,328
Oracle	136,000	7,516,720
		38,371,035
Materials - 1.59%
Air Liquide	7,050	1,019,337
DuPont de Nemours	154,500	8,208,585
		9,227,922
REIT Diversified - 0.31%
Lexington Realty Trust	171,358	1,807,827
		1,807,827
REIT Healthcare - 0.49%
Assura	1,663,374	1,614,080

2 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Number of Shares	Value (US $)
Common Stock (continued)
REIT Healthcare (continued)
Welltower	23,334	$1,207,535
		2,821,615
REIT Hotel - 0.44%
Gaming and Leisure Properties	21,751	752,585
MGM Growth Properties Class A	14,604	397,375
VICI Properties	69,501	1,403,225
		2,553,185
REIT Industrial - 0.64%
Americold Realty Trust	16,735	607,481
Granite Real Estate Investment Trust	20,445	1,055,080
Prologis	22,068	2,059,606
		3,722,167
REIT Information Technology - 0.38%
American Tower	2,480	641,179
QTS Realty Trust Class A	12,708	814,456
SBA Communications	2,421	721,264
		2,176,899
REIT Manufactured Housing - 0.61%
Equity LifeStyle Properties	25,000	1,562,000
Sun Communities	14,400	1,953,792
		3,515,792
REIT Multifamily - 3.16%
Apartment Investment and Management Class A	23,608	888,605
AvalonBay Communities	5,709	882,840
Bluerock Residential Growth REIT	57,206	462,225
Camden Property Trust	19,344	1,764,560
Equity Residential	115,300	6,781,946
Grainger	309,506	1,098,258
Invitation Homes	79,451	2,187,286
Killam Apartment Real Estate Investment Trust	98,771	1,274,652
NexPoint Residential Trust	23,710	838,149
UDR	57,900	2,164,302
		18,342,823
REIT Office - 0.28%
Alpine Income Property Trust	54,099	879,650
Cousins Properties	13,321	397,366
Postal Realty Trust Class A	20,291	323,641
		1,600,657
REIT Self-Storage - 0.15%
Extra Space Storage	9,201	849,896
		849,896

NQ-QPV [6/20] 8/20 (1294164) 3

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Number of Shares	Value (US $)
Common Stock (continued)
REIT Shopping Center - 0.07%
Kimco Realty	32,467	$416,876
		416,876
REIT Single Tenant - 0.05%
National Retail Properties	8,480	300,870
		300,870
REIT Specialty - 0.12%
Safehold	11,778	677,117
		677,117
Utilities - 1.20%
Edison International	127,700	6,935,387
		6,935,387
Total Common Stock (cost $315,460,234)		303,184,313

Convertible Preferred Stock – 2.79%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise
price $47.09, maturity date 5/16/23 #	1,457	1,616,979
AMG Capital Trust II 5.15% exercise price $195.47,
maturity date 10/15/37	44,463	1,768,225
Bank of America 7.25% exercise price $50.00 y	1,598	2,144,835
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	60,947	2,709,704
Elanco Animal Health 5.00% exercise price $38.40,
maturity date 2/1/23	39,846	1,531,680
Lyondellbasell Advanced Polymers 6.00% exercise price
$25.00 y	3,298	3,405,185
QTS Realty Trust 6.50% exercise price $46.86 y	7,700	1,094,093
Wells Fargo & Co. 7.50% exercise price $156.71 y	1,475	1,913,075
Total Convertible Preferred Stock (cost $17,252,926)		16,183,776

Exchange-Traded Funds – 7.65%
iShares MSCI EAFE ETF	60	3,652
iShares Russell 1000 Growth ETF	115,000	22,074,250
Vanguard FTSE Developed Markets ETF	4,740	183,865
Vanguard Mega Cap Growth ETF	135,000	22,073,850
Total Exchange-Traded Funds (cost $44,546,612)		44,335,617

Preferred Stock – 0.14%
Bank of America 6.50% µ	735,000	791,347
Total Preferred Stock (cost $830,601)		791,347

4 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°
Agency Mortgage-Backed Securities – 0.63%
Fannie Mae S. F. 30 yr
4.00% 3/1/47	600,717	645,457
4.50% 9/1/40	273,189	302,479
5.00% 11/1/40	184,177	211,662
5.50% 5/1/33	40,132	45,299
5.50% 10/1/33	63,678	73,025
5.50% 12/1/34	78,530	90,051
5.50% 9/1/35	46,455	53,299
5.50% 1/1/37	60,075	68,963
5.50% 10/1/39	94,142	107,905
6.00% 5/1/36	56,492	63,112
6.00% 6/1/37	15,195	17,678
6.00% 7/1/37	21,204	24,669
6.00% 8/1/37	21,661	25,209
6.00% 10/1/40	189,751	221,457
6.50% 11/1/33	95,298	108,074
6.50% 6/1/36	37,933	43,692
7.00% 3/1/32	178,952	204,081
7.00% 8/1/32	268,392	295,068
Freddie Mac S. F. 30 yr
4.50% 10/1/40	467,058	527,308
5.50% 5/1/38	141,612	162,161
5.50% 9/1/39	108,451	124,456
5.50% 10/1/39	212,571	235,642
Total Agency Mortgage-Backed Securities (cost $3,450,163)		3,650,747

Collateralized Debt Obligation – 0.17%
Octagon Investment Partners
144A 2.275% (LIBOR03M + 1.14%) 1/20/30 #•	1,000,000	981,740
Total Collateralized Debt Obligation (cost $998,896)		981,740

Convertible Bonds – 9.81%
Capital Goods - 0.31%
Chart Industries 144A 1.00% exercise price $58.73,
expiration date 11/15/24 #	1,691,000	1,786,893
		1,786,893
Communications - 1.89%
DISH Network 2.375% exercise price $82.22, expiration
date 3/15/24	3,290,000	2,956,382
GCI Liberty 144A 1.75% exercise price $370.52, expiration
date 9/30/46 #	2,506,000	3,515,860
InterDigital 144A 2.00% exercise price $81.29, expiration
date 6/1/24 #	2,157,000	2,144,813

NQ-QPV [6/20] 8/20 (1294164) 5

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Communications (continued)
Liberty Media 2.25% exercise price $33.63, expiration date
9/30/46	4,788,000	$2,298,559
		10,915,614
Consumer Cyclical - 0.21%
Meritor 3.25% exercise price $39.92, expiration date
10/15/37	1,238,000	1,236,336
		1,236,336
Consumer Non-Cyclical - 2.23%
BioMarin Pharmaceutical 0.599% exercise price $124.67,
expiration date 8/1/24	1,762,000	2,157,673
Chefs’ Warehouse 144A 1.875% exercise price $44.20,
expiration date 12/1/24 #	1,662,000	1,208,756
Coherus Biosciences 144A 1.50% exercise price $19.26,
expiration date 4/15/26 #	167,000	186,973
Collegium Pharmaceutical 2.625% exercise price $29.19,
expiration date 2/15/26	1,018,000	917,183
FTI Consulting 2.00% exercise price $101.38, expiration
date 8/15/23	610,000	773,992
Integra LifeSciences Holdings 144A 0.50% exercise price
$73.67, expiration date 8/15/25 #	1,651,000	1,509,130
Jazz Investments I 1.875% exercise price $199.77,
expiration date 8/15/21	1,703,000	1,663,576
Paratek Pharmaceuticals 4.75% exercise price $15.90,
expiration date 5/1/24	2,298,000	1,876,852
Team 5.00% exercise price $21.70, expiration date
8/1/23	2,422,000	1,703,472
Tricida 144A 3.50% exercise price $33.23, expiration date
5/15/27#	853,000	905,155
		12,902,762
Energy - 1.54%
Cheniere Energy 4.25% exercise price $138.38, expiration
date 3/15/45	4,457,000	2,885,177
Cheniere Energy 144A PIK 4.875% exercise price $93.64,
expiration date 5/28/21 # ❆	547,000	555,041
Helix Energy Solutions Group 4.25% exercise price
$13.89, expiration date 5/1/22	2,113,000	1,807,289
PDC Energy 1.125% exercise price $85.39, expiration date
9/15/21	3,930,000	3,658,759
		8,906,266
Financials - 0.47%
GAIN Capital Holdings 5.00% exercise price $8.20,
expiration date 8/15/22	2,719,000	2,724,492
		2,724,492

6 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Real Estate Investment Trusts - 0.39%
Blackstone Mortgage Trust 4.75% exercise price $36.23,
expiration date 3/15/23	2,464,000	$2,277,660
		2,277,660
Technology - 2.42%
Boingo Wireless 1.00% exercise price $42.32, expiration
date 10/1/23	3,954,000	3,528,945
Knowles 3.25% exercise price $18.43, expiration date
11/1/21	932,000	998,452
Ligand Pharmaceuticals 0.75% exercise price $248.48,
expiration date 5/15/23	1,332,000	1,171,541
ON Semiconductor 1.625% exercise price $20.72,
expiration date 10/15/23	819,000	995,912
Pluralsight 0.375% exercise price $38.76, expiration date
3/1/24	2,801,000	2,486,825
Quotient Technology 1.75% exercise price $17.36,
expiration date 12/1/22	2,421,000	2,193,975
Retrophin 2.50% exercise price $38.80, expiration date
9/15/25	2,142,000	1,788,200
Synaptics 0.50% exercise price $73.02, expiration date
6/15/22	819,000	874,747
		14,038,597
Utilities - 0.35%
NRG Energy 2.75% exercise price $47.74, expiration date
6/1/48	2,008,000	2,040,154
		2,040,154
Total Convertible Bonds (cost $59,416,631)		56,828,774

Corporate Bonds – 14.49%
Banking - 1.32%
Ally Financial
5.75% 11/20/25	1,275,000	1,363,661
8.00% 11/1/31	50,000	64,630
Banco de Credito del Peru 144A 2.70% 1/11/25 #	302,000	303,077
Bank of America
2.496% 2/13/31 µ	475,000	498,529
2.592% 4/29/31 µ	20,000	21,201
2.676% 6/19/41 µ	35,000	36,080
4.083% 3/20/51 µ	20,000	25,072
Bank of Montreal 1.85% 5/1/25	20,000	20,720
Bank of New York Mellon 4.70%µy	20,000	20,850
BBVA Bancomer 144A 5.125% 1/18/33 #µ	577,000	538,829
Citizens Financial Group 5.65%µy	20,000	20,325

NQ-QPV [6/20] 8/20 (1294164) 7

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 3.869% 1/12/29 #µ	275,000	$303,763
144A 6.25%#µy	625,000	653,799
Development Bank of Mongolia 144A 7.25% 10/23/23 #	265,000	257,993
Goldman Sachs Group
2.60% 2/7/30	25,000	26,131
3.50% 4/1/25	10,000	10,977
JPMorgan Chase & Co.
2.522% 4/22/31 µ	25,000	26,460
3.109% 4/22/41 µ	15,000	16,208
3.109% 4/22/51 µ	20,000	21,631
4.023% 12/5/24 µ	150,000	165,364
4.60%µy	30,000	26,786
5.00%µy	70,000	67,387
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	90,000	90,690
3.622% 4/1/31 µ	20,000	22,890
5.00% 11/24/25	165,000	192,953
Northern Trust 1.95% 5/1/30	35,000	36,056
PNC Financial Services Group 2.60% 7/23/26	220,000	238,883
Popular 6.125% 9/14/23	935,000	947,758
Royal Bank of Scotland Group 8.625%µy	910,000	948,193
Truist Bank
2.25% 3/11/30	260,000	262,916
2.636% 9/17/29 µ	275,000	276,071
Truist Financial 4.95%µy	25,000	25,625
US Bancorp 1.45% 5/12/25	30,000	30,922
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	85,000	70,358
Wells Fargo & Co. 3.068% 4/30/41 µ	15,000	15,666
		7,648,454
Basic Industry - 1.29%
Air Products and Chemicals
1.50% 10/15/25	5,000	5,174
1.85% 5/15/27	5,000	5,243
2.05% 5/15/30	20,000	21,044
Allegheny Technologies 7.875% 8/15/23	75,000	76,977
Chemours 7.00% 5/15/25	121,000	115,896
FMG Resources August 2006 144A 5.125% 5/15/24 #	430,000	444,020
Freeport-McMoRan
4.55% 11/14/24	345,000	351,505
5.45% 3/15/43	580,000	570,363

8 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific
144A 1.75% 9/30/25 #	20,000	$20,648
144A 2.10% 4/30/27 #	15,000	15,589
144A 2.30% 4/30/30 #	35,000	36,510
HD Supply 144A 5.375% 10/15/26 #	515,000	527,440
Hudbay Minerals
144A 7.25% 1/15/23 #	175,000	173,013
144A 7.625% 1/15/25 #	25,000	24,003
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	50,000	51,219
Koppers 144A 6.00% 2/15/25 #	50,000	48,781
Lennar 5.00% 6/15/27	195,000	211,294
LYB International Finance III 2.875% 5/1/25	45,000	47,974
Methanex 5.25% 12/15/29	130,000	115,047
Minera Mexico 144A 4.50% 1/26/50 #	307,000	306,592
Newmont
2.25% 10/1/30	130,000	132,011
2.80% 10/1/29	100,000	105,648
Novelis 144A 5.875% 9/30/26 #	100,000	100,117
Nutrien 2.95% 5/13/30	25,000	26,547
OCP 144A 4.50% 10/22/25 #	200,000	208,975
Olin
5.00% 2/1/30	245,000	217,392
5.125% 9/15/27	785,000	736,255
PolyOne 144A 5.75% 5/15/25 #	204,000	210,248
PulteGroup 5.00% 1/15/27	185,000	198,487
Standard Industries
144A 4.75% 1/15/28 #	870,000	884,490
144A 5.00% 2/15/27 #	50,000	50,770
144A 5.375% 11/15/24 #	100,000	103,061
144A 6.00% 10/15/25 #	50,000	51,619
Steel Dynamics 5.00% 12/15/26	890,000	942,310
Univar Solutions USA 144A 5.125% 12/1/27 #	320,000	324,259
		7,460,521
Brokerage - 0.05%
Charles Schwab 5.375%µy	25,000	26,771
Jefferies Group 4.15% 1/23/30	230,000	249,901
		276,672
Capital Goods - 1.06%
Amphenol 2.05% 3/1/25	15,000	15,674
Ashtead Capital 144A 4.00% 5/1/28 #	1,120,000	1,117,200
Berry Global 144A 5.625% 7/15/27 #	50,000	51,533
Bombardier 144A 6.00% 10/15/22 #	425,000	298,541

NQ-QPV [6/20] 8/20 (1294164) 9

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Caterpillar
2.60% 4/9/30	25,000	$27,219
3.25% 4/9/50	25,000	28,057
Colfax 144A 6.00% 2/15/24 #	25,000	25,846
Crown Americas 4.25% 9/30/26	775,000	797,134
Gates Global 144A 6.25% 1/15/26 #	246,000	244,052
General Electric
3.45% 5/1/27	15,000	15,400
3.625% 5/1/30	10,000	10,030
4.35% 5/1/50	20,000	19,854
Greif 144A 6.50% 3/1/27 #	50,000	51,009
L3Harris Technologies
2.90% 12/15/29	50,000	53,940
3.85% 6/15/23	15,000	16,320
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	970,000	954,832
Otis Worldwide
144A 2.056% 4/5/25 #	20,000	20,983
144A 2.565% 2/15/30 #	30,000	31,525
144A 3.112% 2/15/40 #	20,000	20,580
144A 3.362% 2/15/50 #	10,000	10,635
Reynolds Group Issuer 144A 5.125% 7/15/23 #	175,000	177,309
Roper Technologies 2.35% 9/15/24	195,000	205,643
TransDigm 144A 6.25% 3/15/26 #	790,000	790,869
United Rentals North America
4.625% 10/15/25	175,000	176,220
5.25% 1/15/30	945,000	977,900
		6,138,305
Communication Services - 1.77%
AMC Networks 4.75% 8/1/25	929,000	914,234
CCO Holdings
144A 5.375% 6/1/29 #	565,000	596,719
144A 5.875% 5/1/27 #	975,000	1,018,339
Clear Channel Worldwide Holdings 9.25% 2/15/24	42,000	39,070
CSC Holdings
144A 5.375% 7/15/23 #	200,000	203,040
5.875% 9/15/22	36,000	37,700
6.75% 11/15/21	665,000	699,929
144A 7.50% 4/1/28 #	720,000	787,792
144A 7.75% 7/15/25 #	745,000	777,043
144A 10.875% 10/15/25 #	200,000	215,469

10 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
Gray Television
144A 5.875% 7/15/26 #	175,000	$174,749
144A 7.00% 5/15/27 #	600,000	616,590
Lamar Media 5.75% 2/1/26	840,000	868,505
Netflix
4.875% 4/15/28	25,000	26,773
5.875% 2/15/25	75,000	83,610
5.875% 11/15/28	935,000	1,065,044
Sinclair Television Group
144A 5.125% 2/15/27 #	565,000	516,161
144A 5.625% 8/1/24 #	75,000	72,195
Sirius XM Radio
144A 4.625% 7/15/24 #	75,000	77,133
144A 5.00% 8/1/27 #	305,000	313,322
144A 5.50% 7/1/29 #	925,000	980,528
T-Mobile USA 6.00% 3/1/23	175,000	176,027
		10,259,972
Communications - 1.07%
Altice Financing 144A 5.00% 1/15/28 #	200,000	198,991
Altice France 144A 7.375% 5/1/26 #	980,000	1,024,090
AT&T
2.30% 6/1/27	15,000	15,511
3.50% 6/1/41	15,000	15,811
3.65% 6/1/51	10,000	10,481
4.35% 3/1/29	83,000	96,824
4.90% 8/15/37	125,000	150,087
Charter Communications Operating
2.80% 4/1/31	10,000	10,160
3.70% 4/1/51	20,000	19,561
4.80% 3/1/50	70,000	79,666
5.05% 3/30/29	165,000	194,770
Comcast
3.20% 7/15/36	190,000	211,720
3.75% 4/1/40	10,000	11,804
Hughes Satellite Systems 6.625% 8/1/26	25,000	26,036
Level 3 Financing 144A 4.25% 7/1/28 #	670,000	672,466
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	305,987
Qwest 7.25% 9/15/25	75,000	85,175
Sprint
7.125% 6/15/24	815,000	921,716
7.625% 3/1/26	50,000	59,134
7.875% 9/15/23	125,000	140,937

NQ-QPV [6/20] 8/20 (1294164) 11

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Cable 7.30% 7/1/38	110,000	$152,652
Time Warner Entertainment 8.375% 3/15/23	55,000	64,497
T-Mobile USA
144A 1.50% 2/15/26 #	15,000	15,036
144A 3.50% 4/15/25 #	20,000	21,838
144A 3.75% 4/15/27 #	20,000	22,215
144A 3.875% 4/15/30 #	75,000	83,733
144A 4.375% 4/15/40 #	15,000	17,416
6.375% 3/1/25	25,000	25,713
Verizon Communications
3.15% 3/22/30	10,000	11,327
4.00% 3/22/50	5,000	6,324
4.50% 8/10/33	180,000	224,382
ViacomCBS
4.375% 3/15/43	270,000	282,653
4.95% 1/15/31	15,000	17,577
Vodafone Group
4.25% 9/17/50	115,000	135,341
4.875% 6/19/49	130,000	163,580
Zayo Group Holdings 144A 4.00% 3/1/27 #	745,000	708,331
		6,203,542
Consumer Cyclical - 1.09%
Allison Transmission 144A 5.875% 6/1/29 #	765,000	797,822
Amazon. com
1.20% 6/3/27	15,000	15,120
1.50% 6/3/30	20,000	20,328
2.50% 6/3/50	30,000	30,500
Boyd Gaming 6.00% 8/15/26	750,000	700,170
Costco Wholesale
1.60% 4/20/30	25,000	25,313
1.75% 4/20/32	10,000	10,189
General Motors
5.40% 10/2/23	15,000	16,261
6.125% 10/1/25	15,000	16,876
General Motors Financial
4.35% 4/9/25	110,000	116,241
5.20% 3/20/23	25,000	26,766
5.25% 3/1/26	165,000	179,950
Hilton Worldwide Finance 4.875% 4/1/27	965,000	944,315
Home Depot
2.70% 4/15/30	15,000	16,502
3.35% 4/15/50	15,000	17,189

12 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	$210,513
KFC Holding 144A 5.00% 6/1/24 #	175,000	178,737
Lowe’s 4.55% 4/5/49	160,000	202,936
Mastercard
3.30% 3/26/27	10,000	11,341
3.85% 3/26/50	5,000	6,267
MGM Resorts International
5.75% 6/15/25	76,000	75,383
6.00% 3/15/23	50,000	50,630
Murphy Oil USA 4.75% 9/15/29	1,143,000	1,171,364
Scientific Games International 144A 8.25% 3/15/26 #	292,000	259,648
Stars Group Holdings 144A 7.00% 7/15/26 #	50,000	52,822
TJX
3.875% 4/15/30	20,000	23,546
4.50% 4/15/50	10,000	12,843
VF 2.40% 4/23/25	20,000	21,078
William Carter 144A 5.625% 3/15/27 #	355,000	366,681
Wynn Las Vegas 144A 5.50% 3/1/25 #	50,000	45,910
Yum! Brands 144A 4.75% 1/15/30 #	690,000	702,223
		6,325,464
Consumer Non-Cyclical - 1.09%
AbbVie
144A 2.60% 11/21/24 #	30,000	31,966
144A 2.95% 11/21/26 #	25,000	27,379
144A 4.05% 11/21/39 #	10,000	11,614
144A 4.25% 11/21/49 #	30,000	36,121
Amgen
2.20% 2/21/27	10,000	10,561
2.45% 2/21/30	35,000	37,076
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	200,000	224,735
Aramark Services 144A 5.00% 2/1/28 #	800,000	761,836
Biogen
2.25% 5/1/30	35,000	35,396
3.15% 5/1/50	35,000	33,858
Cigna
2.40% 3/15/30	15,000	15,582
3.20% 3/15/40	15,000	15,942
Coca-Cola
1.45% 6/1/27	10,000	10,280
2.50% 6/1/40	10,000	10,372
Cott Holdings 144A 5.50% 4/1/25 #	466,000	469,586

NQ-QPV [6/20] 8/20 (1294164) 13

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
3.25% 8/15/29	280,000	$309,898
3.75% 4/1/30	15,000	17,283
Gilead Sciences 4.15% 3/1/47	175,000	223,199
JBS USA LUX 144A 6.50% 4/15/29 #	1,077,000	1,145,454
Kroger 2.20% 5/1/30	15,000	15,631
Pfizer 2.55% 5/28/40	15,000	15,604
Pilgrim’s Pride 144A 5.875% 9/30/27 #	875,000	877,201
Post Holdings
144A 5.50% 12/15/29 #	1,188,000	1,230,542
144A 5.75% 3/1/27 #	175,000	181,633
Stryker 1.95% 6/15/30	25,000	25,139
Upjohn
144A 1.65% 6/22/25 #	5,000	5,103
144A 2.30% 6/22/27 #	5,000	5,170
144A 2.70% 6/22/30 #	115,000	118,405
144A 4.00% 6/22/50 #	10,000	10,751
US Foods 144A 6.25% 4/15/25 #	415,000	424,078
		6,337,395
Energy - 1.20%
ChampionX 6.375% 5/1/26	50,000	46,641
Cheniere Corpus Christi Holdings 7.00% 6/30/24	235,000	267,637
Chevron 2.236% 5/11/30	20,000	20,963
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	390,000	326,370
6.25% 4/1/23	80,000	71,409
DCP Midstream Operating
3.875% 3/15/23	50,000	48,655
5.125% 5/15/29	25,000	23,917
Energy Transfer Operating
5.25% 4/15/29	165,000	180,185
6.25% 4/15/49	55,000	58,367
Equinor 1.75% 1/22/26	15,000	15,376
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	280,000	279,300
Genesis Energy 6.50% 10/1/25	50,000	42,906
Grupo Energia Bogota 144A 4.875% 5/15/30 #	305,000	320,822
Hilcorp Energy I 144A 5.00% 12/1/24 #	445,000	384,322
Israel Electric 144A 4.25% 8/14/28 #	498,000	564,931
KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	625,494
Marathon Oil 4.40% 7/15/27	260,000	255,314
MPLX
4.00% 3/15/28	35,000	36,900

14 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
4.80% 2/15/29	150,000	$166,954
5.50% 2/15/49	90,000	102,271
Murphy Oil 5.875% 12/1/27	513,000	451,922
Noble Energy
3.25% 10/15/29	130,000	117,622
4.95% 8/15/47	90,000	80,335
NuStar Logistics 5.625% 4/28/27	405,000	392,390
Petrobras Global Finance 6.75% 6/3/50	250,000	257,750
Sinopec Group Overseas Development 2018 144A 2.50%
8/8/24 #	898,000	932,718
Southwestern Energy
6.20% 1/23/25	50,000	42,968
7.75% 10/1/27	472,000	412,129
Sunoco 4.875% 1/15/23	75,000	74,148
Targa Resources Partners 5.375% 2/1/27	310,000	299,868
USA Compression Partners 6.875% 9/1/27	50,000	47,575
		6,948,159
Financials - 0.42%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	425,000	317,369
Air Lease
3.00% 2/1/30	45,000	41,786
3.375% 7/1/25	15,000	15,013
Avolon Holdings Funding
144A 3.25% 2/15/27 #	10,000	8,099
144A 3.95% 7/1/24 #	75,000	65,676
Banco del Estado de Chile 144A 2.704% 1/9/25 #	280,000	288,225
Bank of Georgia 144A 6.00% 7/26/23 #	255,000	254,078
E*TRADE Financial 5.875%µy	940,000	979,287
Icahn Enterprises 6.25% 5/15/26	100,000	100,372
International Lease Finance 8.625% 1/15/22	355,000	381,549
		2,451,454
Healthcare - 1.25%
Bausch Health 144A 5.50% 11/1/25 #	1,080,000	1,104,905
Centene
3.375% 2/15/30	530,000	535,976
4.625% 12/15/29	360,000	382,057
Charles River Laboratories International 144A 4.25%
5/1/28 #	1,160,000	1,161,369
CHS 144A 6.625% 2/15/25 #	305,000	287,463
Encompass Health
4.75% 2/1/30	950,000	908,856

NQ-QPV [6/20] 8/20 (1294164) 15

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
5.75% 11/1/24	101,000	$101,263
HCA
5.375% 2/1/25	930,000	998,871
5.875% 2/1/29	350,000	396,653
Hill-Rom Holdings 144A 4.375% 9/15/27 #	400,000	410,674
Hologic 144A 4.625% 2/1/28 #	535,000	556,967
Tenet Healthcare 8.125% 4/1/22	360,000	378,648
		7,223,702
Insurance - 0.43%
American International Group 3.40% 6/30/30	30,000	32,565
Brighthouse Financial 5.625% 5/15/30	15,000	16,652
Centene 144A 5.375% 8/15/26 #	830,000	866,748
GTCR AP Finance 144A 8.00% 5/15/27 #	16,000	16,527
HUB International 144A 7.00% 5/1/26 #	725,000	725,729
USI 144A 6.875% 5/1/25 #	825,000	834,789
		2,493,010
Media - 0.06%
AMC Networks 5.00% 4/1/24	100,000	99,313
DISH DBS 5.00% 3/15/23	175,000	174,828
Midcontinent Communications 144A 5.375% 8/15/27 #	75,000	76,421
		350,562
Real Estate Investment Trusts - 0.09%
Crown Castle International 5.25% 1/15/23	225,000	250,461
HAT Holdings I 144A 5.25% 7/15/24 #	25,000	25,550
Ladder Capital Finance Holdings 144A 5.25% 10/1/25 #	175,000	151,612
MGM Growth Properties Operating Partnership 5.75%
2/1/27	50,000	51,328
Regency Centers 3.70% 6/15/30	30,000	32,314
		511,265
Services - 0.34%
Covanta Holding 5.875% 3/1/24	175,000	177,169
Greystar Real Estate Partners 144A 5.75% 12/1/25 #	200,000	202,040
Prime Security Services Borrower 144A 5.75% 4/15/26 #	968,000	1,005,355

16 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Realogy Group 144A 9.375% 4/1/27 #	50,000	$46,788
Service Corp. International 4.625% 12/15/27	499,000	519,162
		1,950,514
Technology - 0.13%
Apple 1.65% 5/11/30	20,000	20,696
Broadcom
144A 3.15% 11/15/25 #	15,000	15,945
144A 4.15% 11/15/30 #	13,000	14,174
144A 4.70% 4/15/25 #	4,000	4,508
144A 5.00% 4/15/30 #	15,000	17,270
Fiserv 2.65% 6/1/30	25,000	26,430
Global Payments
2.65% 2/15/25	200,000	212,540
2.90% 5/15/30	30,000	31,415
3.20% 8/15/29	75,000	80,481
NXP
144A 2.70% 5/1/25 #	5,000	5,260
144A 3.40% 5/1/30 #	5,000	5,391
144A 4.875% 3/1/24 #	180,000	201,130
Oracle 2.95% 4/1/30	30,000	33,491
PayPal Holdings
1.65% 6/1/25	25,000	25,907
2.30% 6/1/30	25,000	26,036
Xilinx 2.375% 6/1/30	15,000	15,485
		736,159
Technology & Electronics - 0.67%
CDK Global 144A 5.25% 5/15/29 #	970,000	1,008,179
CommScope Technologies 144A 5.00% 3/15/27 #	340,000	307,262
Iron Mountain
144A 5.25% 3/15/28 #	530,000	528,577
5.75% 8/15/24	325,000	329,132
Sensata Technologies UK Financing 144A 6.25%
2/15/26 #	505,000	525,107
SS&C Technologies 144A 5.50% 9/30/27 #	1,100,000	1,125,240
VeriSign 4.75% 7/15/27	25,000	26,320
Verscend Escrow 144A 9.75% 8/15/26 #	50,000	54,016
		3,903,833
Transportation - 0.26%
DAE Funding 144A 5.75% 11/15/23 #	466,000	445,564
Delta Air Lines 144A 7.00% 5/1/25 #	380,000	392,661
FedEx 4.05% 2/15/48	150,000	154,352
Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #^	302,000	197,810

NQ-QPV [6/20] 8/20 (1294164) 17

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Southwest Airlines 5.125% 6/15/27	30,000	$31,147
Union Pacific 3.25% 2/5/50	180,000	197,796
VistaJet Malta Finance 144A 10.50% 6/1/24 #	75,000	67,695
		1,487,025
Utilities - 0.90%
AEP Texas 3.45% 1/15/50	10,000	10,874
Appalachian Power 3.70% 5/1/50	10,000	11,014
Calpine
144A 4.50% 2/15/28 #	135,000	132,527
144A 5.25% 6/1/26 #	780,000	789,840
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	195,900
Duke Energy 4.875%µy	125,000	125,027
Duke Energy Indiana
2.75% 4/1/50	190,000	192,103
3.25% 10/1/49	150,000	166,527
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	270,000	271,467
Entergy Mississippi 2.85% 6/1/28	90,000	97,445
Entergy Texas 3.55% 9/30/49	185,000	204,598
Essential Utilities
2.704% 4/15/30	15,000	15,712
3.351% 4/15/50	15,000	15,704
Evergy Kansas Central 3.45% 4/15/50	35,000	38,923
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	270,479
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	749,000	757,000
Nevada Power 3.125% 8/1/50	15,000	16,303
NextEra Energy Capital Holdings
2.25% 6/1/30	25,000	25,738
2.90% 4/1/22	75,000	78,089
3.15% 4/1/24	110,000	119,456
Pacific Gas and Electric
2.10% 8/1/27	10,000	9,901
2.50% 2/1/31	15,000	14,702
3.30% 8/1/40	5,000	4,878
PacifiCorp
2.70% 9/15/30	5,000	5,467
3.30% 3/15/51	10,000	11,067
3.50% 6/15/29	80,000	92,387
Sempra Energy 4.875%µy	20,000	20,050
Southern California Edison
4.00% 4/1/47	35,000	40,034
4.20% 3/1/29	150,000	175,153
4.875% 3/1/49	90,000	116,569

18 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Southwestern Electric Power 4.10% 9/15/28	165,000	$187,726
Vistra Operations
144A 5.00% 7/31/27 #	780,000	793,845
144A 5.50% 9/1/26 #	240,000	246,251
		5,252,756
Total Corporate Bonds (cost $85,478,187)		83,958,764

Loan Agreement – 0.13%
Frontier Communications Tranche B-1 5.352% (LIBOR03M
+ 3.75%) 6/17/24 •	770,021	753,850
Total Loan Agreement (cost $749,705)		753,850

Municipal Bonds – 5.44%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	1,000,000	923,350
Berks County, Pennsylvania Industrial Development
Authority Revenue
(Tower Health Project) 5.00% 11/1/47	500,000	556,790
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,500,000	1,415,160
Chicago, Illinois
Series A 5.00% 1/1/44	2,000,000	2,139,440
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A
5.00% 12/1/54 #	1,000,000	931,820
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.00% 1/1/45	1,000,000	928,080
Illinois State
5.00% 1/1/28	1,070,000	1,145,563
5.125% 12/1/29	1,180,000	1,285,185
Lower Alabama Gas District
Series A 5.00% 9/1/46	2,250,000	3,100,117
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue
(Chevron USA Project) Series L 0.11% 11/1/35 ¤	500,000	500,000
New Hampshire Business Finance Authority
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	939,360

NQ-QPV [6/20] 8/20 (1294164) 19

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	3,500,000	$3,844,855
New Jersey Transportation Trust Fund Authority
(Transportation Program) 4.00% 6/15/50	3,000,000	3,042,960
New York Liberty Development Revenue
(3 World Trade Center Project) Class 2 144A
5.15% 11/15/34 #	750,000	781,178
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,250,000	1,287,700
Series A-1 5.00% 7/1/58	2,500,000	2,620,125
Seminole County Industrial Development Authority, Florida
(Legacy Pointe at UCF Project) 5.50% 11/15/49	500,000	437,730
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	2,250,000	2,560,590
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	1,000,000	925,570
Washington Health Care Facilities Authority
(CommonSpirit Health) 4.00% 8/1/44	2,000,000	2,158,520

Total Municipal Bonds (cost $32,381,717)		31,524,093

Non-Agency Commercial Mortgage-Backed Securities – 0.55%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	109,401
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	350,000	410,359
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	350,000	361,709
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	389,101
Series 2017-GS6 A3 3.433% 5/10/50	350,000	389,281
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	350,000	386,023
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	350,000	389,282
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	350,000	381,272
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	350,000	366,885
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,111,557)		3,183,313

20 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign Bonds – 1.48%Δ
Azerbaijan - 0.08%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #	490,000	$480,099
		480,099
Dominican Republic - 0.04%
Dominican Republic International Bond 144A
4.50% 1/30/30 #	283,000	257,388
		257,388
Egypt - 0.04%
Egypt Government International Bond 144A
5.75% 5/29/24 #	225,000	226,000
		226,000
Gabon - 0.03%
Gabon Government International Bond 144A
6.625% 2/6/31 #	200,000	179,193
		179,193
Georgia - 0.05%
Georgia Government International Bond 6.875% 4/12/21	299,000	305,882
		305,882
Guatemala - 0.05%
Guatemala Government Bond 144A 4.875% 2/13/28 #	281,000	300,670
		300,670
Honduras - 0.03%
Honduras Government International Bond 144A
5.625% 6/24/30 #	200,000	203,900
		203,900
Indonesia - 0.07%
Indonesia Government International Bond 144A
4.125% 1/15/25 #	400,000	435,329
		435,329
Israel - 0.06%
Israel Government International Bond 2.75% 7/3/30	300,000	331,572
		331,572
Ivory Coast - 0.02%
Ivory Coast Government International Bond 144A
6.875% 10/17/40 #	100,000	105,538
		105,538
Kenya - 0.04%
Kenya Government International Bond 144A
6.875% 6/24/24 #	206,000	209,847
		209,847

NQ-QPV [6/20] 8/20 (1294164) 21

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mongolia - 0.05%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	269,000	$270,009
		270,009
North Macedonia - 0.02%
North Macedonia Government International Bond 144A
3.675% 6/3/26 #	100,000	114,429
		114,429
Panama - 0.04%
Panama Government International Bond 144A
3.75% 4/17/26 #	201,000	210,641
		210,641
Paraguay - 0.13%
Paraguay Government International Bond
144A 4.625% 1/25/23 #	257,000	270,495
144A 4.95% 4/28/31 #	200,000	223,750
144A 5.60% 3/13/48 #	223,000	261,310
		755,555
Peru - 0.26%
Peruvian Government International Bond
2.392% 1/23/26	300,000	312,150
2.844% 6/20/30	1,092,000	1,175,058
		1,487,208
Republic of Vietnam - 0.04%
Vietnam Government International Bond 144A
4.80% 11/19/24 #	241,000	264,493
		264,493
Russia - 0.12%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #	600,000	672,000
		672,000
Serbia - 0.05%
Serbia International Bond 144A 3.125% 5/15/27 #	250,000	294,582
		294,582
Ukraine - 0.16%
Ukraine Government International Bond 144A
7.75% 9/1/21 #	877,000	906,422
		906,422
Uruguay - 0.03%
Uruguay Government International Bond
4.375% 1/23/31	100,000	117,157
4.50% 8/14/24	69,000	75,721
		192,878

22 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Uzbekistan - 0.07%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	374,000	$395,038
		395,038
Total Sovereign Bonds (cost $8,228,520)		8,598,673

Supranational Banks – 0.12%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	306,000	309,458
Central American Bank For Economic Integration 144A
2.00% 5/6/25 #	400,000	408,160
Total Supranational Banks (cost $705,946)		717,618

US Treasury Obligations – 0.28%
US Treasury Bond
4.50% 2/15/36	70,000	107,172
US Treasury Inflation
Indexed Note
0.125% 1/15/30	772,303	835,402
US Treasury Notes
0.375% 4/30/25	290,000	291,354
1.50% 2/15/30	305,000	329,734
US Treasury Strip Principal
2.26% 5/15/44 ^	110,000	77,853
Total US Treasury Obligations (cost $1,595,412)		1,641,515

	Number of
	Shares
Short-Term Investments – 4.15%
Money Market Mutual Funds - 4.15%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	4,812,682	4,812,682
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	4,812,682	4,812,682
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	4,812,682	4,812,682
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	4,812,682	4,812,682
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	4,812,682	4,812,682
Total Short-Term Investments (cost $24,063,410)		24,063,410

NQ-QPV [6/20] 8/20 (1294164) 23

Schedule of investments
Delaware Total Return Fund (Unaudited)

Total Value of Securities – 100.14%
	(cost $598,270,517)	$580,397,550
	Liabilities Net of Receivables and Other Assets – (0.14%) ★	(830,124)
	Net Assets Applicable to 41,639,688 Shares Outstanding – 100.00%	$579,567,426

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $73,420,725, which represents
12.67% of the Fund’s net assets.
❆ PIK. 100% of the income received was in the form of cash.
★ Includes $48,246 cash collateral held at broker for futures contracts at June 30, 2020.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2020.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020.
Rate will reset at a future date.
y No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

24 NQ-QPV [6/20] 8/20 (1294164)

(Unaudited)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2020:

Foreign Currency Exchange Contracts

		Currency to				Settlement	Unrealized		Unrealized
Counterparty		Receive (Deliver)		In Exchange For		Date	Appreciation		Depreciation
BNYM		CHF	(10,155)	USD	10,694	7/1/20		$—	$(24)
BNYM		DKK	(21,987)	USD	3,317	7/1/20		2	—
BNYM		EUR	(17,915)	USD	20,146	7/1/20		19	—
BNYM		GBP	(6,596)	USD	8,103	7/1/20		—	(69)
BNYM		JPY	(319,600)	USD	2,976	7/1/20		16	—
BNYM		SEK	(44,281)	USD	4,759	7/1/20		8	—
JPMCB		EUR	(100,000)	USD	113,335	9/18/20		782	—
JPMCB		EUR	(328,834)	USD	373,894	9/25/20		3,833	—
Total Foreign Currency Exchange Contracts								$4,660	$(93)

Futures Contracts

									Variation
									Margin
				Notional		Value/		Value/	Due from
		Notional		Cost	Expiration Unrealized			Unrealized	(Due to)
Contracts to Buy (Sell)		Amount		(Proceeds)	Date	Appreciation Depreciation			Brokers
	US Treasury
(27)	10 yr Notes	$(3,757,640)		$(3,749,769)	9/21/20		$—	$(7,871)	$4,219
	US Treasury
	10 yr Ultra
1	Notes	157,484		157,057	9/21/20		427	—	(250)
Total Futures Contracts				$(3,592,712)			$427	$(7,871)	$3,969

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) and variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
BNYM – Bank of New York Mellon
CHF – Swiss Franc
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
EUR – Euro
FTSE – Financial Times Stock Exchange 100 Index
GBP – British Pound Sterling

NQ-QPV [6/20] 8/20 (1294164) 25

Schedule of investments

Delaware Total Return Fund (Unaudited)

Summary of abbreviations (continued):
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Company
MSCI – Morgan Stanley Capital International
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
S.F. – single family
SEK – Swedish Krona
USD – US Dollar
yr – Year

26 NQ-QPV [6/20] 8/20 (1294164)